Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Calculation of Basic and Diluted EPS
Basic and diluted earnings per share (“EPS”) were calculated using the following:

	For the Years Ended December 31,
(in millions)	2012	2011	2010
Net earnings attributable to PMI	$8,800	$8,591	$7,259
Less distributed and undistributed earnings attributable to share-based payment awards	48	49	33
Net earnings for basic and diluted EPS	$8,752	$8,542	$7,226
Weighted-average shares for basic EPS	1,692	1,761	1,839
Plus incremental shares from assumed conversions:
Stock options	—	1	3
Weighted-average shares for diluted EPS	1,692	1,762	1,842